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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-07613


                      Pioneer Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.


         Pioneer Fund
         Schedule Of Investments 9/30/05

 Shares                                                         Value
         COMMON STOCKS - 98.9 %
         Energy - 9.7 %
         Integrated Oil & Gas - 7.3 %
   2,400 Amerada Hess Corp.                                 $    330,000
2,684,691Chevron Corp.                                       173,780,048
1,348,916ConocoPhillips                                       94,302,718
2,953,850Exxon Mobil Corp.                                   187,687,629
 899,700 Occidental Petroleum Corp.                           76,861,371
                                                            $532,961,766
         Oil & Gas Drilling - 0.0 %
   7,200 BJ Services Co.                                    $    259,128
         Oil & Gas Equipment & Services - 0.7 %
 324,800 Schlumberger, Ltd.                                 $ 27,406,624
 322,200 Weatherford Intl, Inc. * (b)                         22,122,252
                                                            $ 49,528,876
         Oil & Gas Exploration & Production - 1.7 %
 675,502 Apache Corp.                                       $ 50,811,260
1,301,900Pioneer Natural Resources Co.                        71,500,348
                                                            $122,311,608
         Oil & Gas Refining & Marketing - 0.0 %
   1,900 Ashland, Inc.                                      $    104,956
   4,200 Sun Company, Inc.                                       328,440
                                                            $    433,396
         Total Energy                                       $705,494,774
         Materials - 7.5 %
         Aluminum - 0.4 %
1,106,824Alcoa, Inc.                                        $ 27,028,642
         Commodity Chemicals - 0.0 %
  27,100 Dow Chemical Co. *                                 $  1,129,257
   2,600 Rohm and Haas Co. *                                     106,938
                                                            $  1,236,195
         Diversified Chemical - 0.8 %
 942,774 E.I. du Pont de Nemours and Co.                    $ 36,928,458
 404,000 PPG Industries, Inc. (b)                             23,912,760
                                                            $ 60,841,218
         Diversified Metals & Mining - 4.8 %
 701,800 BHP Billiton, Ltd. (A.D.R.) * (b)                  $ 23,987,524
1,493,900Inco, Ltd. (b)                                       70,736,165
 746,400 Phelps Dodge Corp. (b)                               96,979,752
3,800,000Rio Tinto Plc                                       155,217,379
                                                            $346,920,820
         Gold - 0.2 %
 337,700 Newmont Mining Corp.                               $ 15,929,309
         Industrial Gases - 0.6 %
 507,700 Air Products & Chemicals, Inc.                     $ 27,994,578
 300,000 Praxair Inc.                                         14,379,000
                                                            $ 42,373,578
         Paper Products - 0.4 %
   5,900 Georgia-Pacific Corp.                              $    200,954
 936,000 Meadwestvaco Corp. (b)                               25,852,320
                                                            $ 26,053,274
         Specialty Chemicals - 0.3 %
 787,300 Ecolab, Inc.                                       $ 25,138,489
         Steel - 0.0 %
   4,200 Nucor Corp.                                        $    247,758
         Total Materials                                    $545,769,283
         Capital Goods - 8.0 %
         Aerospace & Defense - 2.4 %
 627,100 General Dynamics Corp.                             $ 74,969,805
1,869,200United Technologies Corp.                            96,899,328
                                                            $171,869,133
         Building Products - 0.0 %
   2,400 American Standard Companies, Inc.                  $    111,720
  14,500 Masco Corp. *                                           444,860
                                                            $    556,580
         Construction & Farm Machinery & Heavy Trucks - 3.5 %
1,417,500Caterpillar, Inc.                                  $ 83,278,125
1,343,200Deere & Co.                                          82,203,840
1,365,000PACCAR, Inc.                                         92,669,850
                                                            $258,151,815
         Electrical Component & Equipment - 0.9 %
 560,300 Emerson Electric Co.                               $ 40,229,540
 454,100 Rockwell International Corp.                         24,021,890
                                                            $ 64,251,430
         Industrial Conglomerates - 1.0 %
2,032,300General Electric Co.                               $ 68,427,541
  15,200 3M Co.                                                1,115,072
                                                            $ 69,542,613
         Industrial Machinery - 0.2 %
   5,100 Dover Corp.                                        $    208,029
 253,300 Parker Hannifin Corp.                                16,289,723
                                                            $ 16,497,752
         Total Capital Goods                                $580,869,323
         Transportation - 3.4 %
         Airlines - 0.5 %
2,338,600Southwest Airlines Co.                             $ 34,728,210
         Railroads - 2.9 %
1,066,500Burlington Northern, Inc.                          $ 63,776,700
3,743,600Norfolk Southern Corp.                              151,840,416
                                                            $215,617,116
         Total Transportation                               $250,345,326
         Automobiles & Components - 2.1 %
         Auto Parts & Equipment - 1.1 %
1,286,000Johnson Controls, Inc.                             $ 79,796,300
         Automobile Manufacturers - 1.0 %
7,000,000Ford Motor Corp. (b)                               $ 69,020,000
         Total Automobiles & Components                     $148,816,300
         Consumer Durables & Apparel - 0.3 %
         Apparel, Accessories & Luxury Goods - 0.3 %
  12,100 Coach Inc. *                                       $    379,456
 503,800 Liz Claiborne, Inc.                                  19,809,416
                                                            $ 20,188,872
         Homebuilding - 0.0 %
   6,200 D.R. Horton, Inc. *                                $    224,564
         Total Consumer Durables & Apparel                  $ 20,413,436
         Consumer Services - 0.0 %
         Restaurants - 0.0 %
  26,300 McDonald's Corp.                                   $    880,787
   9,600 Tricon Global Restaurants, Inc                          464,736
                                                            $  1,345,523
         Total Consumer Services                            $  1,345,523
         Media - 6.6 %
         Advertising - 1.0 %
 893,400 Omnicom Group                                      $ 74,715,042
         Broadcasting & Cable TV - 0.0 %
  16,212 Comcast Corp. *                                    $    476,309
         Movies & Entertainment - 0.4 %
1,079,200The Walt Disney Co.                                $ 26,041,096
  89,300 Time Warner, Inc.                                     1,617,223
                                                            $ 27,658,319
         Publishing - 5.2 %
1,048,000Gannett Co. (b)                                    $ 72,133,840
3,494,400John Wiley & Sons, Inc. *                           145,856,256
3,221,800McGraw-Hill Co., Inc.                               154,775,272
                                                            $372,765,368
         Total Media                                        $475,615,038
         Retailing - 5.0 %
         Apparel Retail - 0.3 %
1,210,200Gap, Inc.                                          $ 21,093,786
         Computer & Electronics Retail - 0.1 %
 255,053 GameStop Corp. (Class B) *                         $  7,240,955
         Department Stores - 1.0 %
 622,722 Federated Department Stores, Inc.                  $ 41,641,420
 961,200 Nordstrom, Inc.  (b)                                 32,988,384
                                                            $ 74,629,804
         Distributors - 0.0 %
   3,900 Genuine Parts Co.                                  $    167,310
         General Merchandise Stores - 2.0 %
2,725,900Target Corp.                                       $141,555,987
         Home Improvement Retail - 1.1 %
 388,200 Home Depot, Inc.                                   $ 14,805,948
1,007,600Lowe's Companies, Inc.                               64,889,440
                                                            $ 79,695,388
         Specialty Stores - 0.5 %
 600,300 Barnes & Noble, Inc. (b)                           $ 22,631,310
 800,000 Staples, Inc.                                        17,056,000
                                                            $ 39,687,310
         Total Retailing                                    $364,070,540
         Food & Drug Retailing - 3.0 %
         Drug Retail - 2.1 %
 913,800 CVS Corp.                                          $ 26,509,338
2,854,500Walgreen Co.                                        124,028,025
                                                            $150,537,363
         Food Distributors - 0.7 %
   4,300 Supervalu, Inc. *                                  $    133,816
1,732,400Sysco Corp. (b)                                      54,345,388
                                                            $ 54,479,204
         Hypermarkets & Supercenters - 0.2 %
 300,000 Costco Wholesale Corp.                             $ 12,927,000
  34,300 Wal-Mart Stores, Inc.                                 1,503,026
                                                            $ 14,430,026
         Total Food & Drug Retailing                        $219,446,593
         Food, Beverage & Tobacco - 4.7 %
         Agricultural Products - 0.0 %
   3,100 Allegheny Technologies, Inc. *                     $     96,038
         Packaged Foods & Meats - 3.4 %
1,716,000Campbell Soup Co.                                  $ 51,051,000
 910,600 General Mills, Inc. (b)                              43,890,920
1,506,750H.J. Heinz Co., Inc.                                 55,056,645
1,100,000Hershey Foods Corp.                                  61,941,000
 176,500 Kellogg Co.                                           8,141,945
1,558,900Sara Lee Corp.                                       29,541,155
                                                            $249,622,665
         Soft Drinks - 1.3 %
  34,800 The Coca-Cola Co.                                  $  1,503,012
1,648,890PepsiCo, Inc.                                        93,508,552
                                                            $ 95,011,564
         Total Food, Beverage & Tobacco                     $344,730,267
         Household & Personal Products - 1.6 %
         Household Products - 1.3 %
1,434,200Colgate-Palmolive Co.                              $ 75,711,418
 303,300 Clorox Co. (b)                                       16,845,282
                                                            $ 92,556,700
         Personal Products - 0.3 %
 581,300 Estee Lauder Co.                                   $ 20,246,679
         Total Household & Personal Products                $112,803,379
         Health Care Equipment & Services - 2.3 %
         Health Care Distributors - 0.0 %
   2,200 Allergan, Inc.                                     $    201,564
         Health Care Equipment - 2.3 %
   6,800 Applera Corp. - Applied Biosystems Group *         $    158,032
   2,600 C. R. Bard, Inc.                                        171,678
1,540,300Becton, Dickinson & Co.                              80,757,929
 800,000 Biomet, Inc.                                         27,768,000
 573,100 Medtronic, Inc.                                      30,729,622
  12,100 St. Jude Medical, Inc. *                                566,280
 483,800 Stryker Corp.                                        23,914,234
                                                            $164,065,775
         Health Care Services - 0.0 %
   3,800 IMS Health, Inc.                                   $     95,646
         Total Health Care Equipment & Services             $164,362,985
         Pharmaceuticals & Biotechnology - 9.0 %
         Biotechnology - 0.3 %
 242,548 Amgen, Inc. *                                      $ 19,323,799
         Pharmaceuticals - 8.7 %
1,599,700Abbott Laboratories                                $ 67,827,280
1,206,200Bristol-Myers Squibb Co.                             29,021,172
1,103,000Barr Laboratorie, Inc. *                             60,576,760
2,129,500Johnson & Johnson                                   134,754,760
1,099,300Eli Lilly & Co.                                      58,834,536
1,464,400Merck & Co., Inc.                                    39,846,324
1,014,900Mylan Laboratories, Inc.                             19,546,974
1,200,000Novartis AG (A.D.R.)                                 61,200,000
 298,173 Pfizer, Inc.                                          7,445,380
 389,800 Roche Holdings AG                                    54,116,315
3,792,800Schering-Plough Corp.                                79,838,440
 550,000 Teva Pharmaceutical Industries, Ltd. (b)             18,381,000
                                                            $631,388,941
         Total Pharmaceuticals & Biotechnology              $650,712,740
         Banks - 7.4 %
         Diversified Banks - 3.1 %
1,066,876Bank of America Corp. (b)                          $ 44,915,480
2,480,307U.S. Bancorp                                         69,647,021
 838,828 Wachovia Corp.                                       39,919,825
1,227,700Wells Fargo  & Co.                                   71,906,389
                                                            $226,388,715
         Regional Banks - 3.3 %
     300 Compass Bancshares, Inc.                           $     13,749
 915,700 First Horizon National Corp. (b)                     33,285,695
2,864,648National City Corp. (b)                              95,793,829
1,155,300SunTrust Banks, Inc.                                 80,235,585
 439,500 Zions Bancorporation                                 31,296,795
                                                            $240,625,653
         Thrifts & Mortgage Finance - 1.0 %
1,768,460Washington Mutual, Inc. (b)                        $ 69,359,001
         Total Banks                                        $536,373,369
         Diversified Financials - 6.2 %
         Asset Management & Custody Banks - 3.7 %
 812,700 The Bank of New York Co., Inc.                     $ 23,901,507
 932,500 Federated Investors, Inc.                            30,986,975
1,613,600State Street Corp. (b)                               78,937,312
2,100,700T. Rowe Price Associates, Inc.                      137,175,710
                                                            $271,001,504
         Consumer Finance - 0.9 %
1,150,000American Express Co. (b)                           $ 66,056,000
         Investment Banking & Brokerage - 0.9 %
1,068,700Merrill Lynch & Co., Inc. (b)                      $ 65,564,745
         Diversified Financial Services - 0.7 %
1,088,866Citigroup, Inc.                                    $ 49,565,180
         Specialized Finance - 0.0 %
   7,700 Moody's Corp.                                      $    393,316
         Total Diversified Financials                       $452,580,745
         Insurance - 2.8 %
         Life & Health Insurance - 0.0 %
   5,300 Lincoln National Corp. *                           $    275,706
  12,200 MetLife, Inc.                                           607,926
                                                            $    883,632
         Multi-Line Insurance - 0.3 %
  38,416 American International Group, Inc.                 $  2,380,255
 201,100 Hartford Financial Services Group, Inc. (b)          15,518,887
                                                            $ 17,899,142
         Property & Casualty Insurance - 2.4 %
 307,000 ACE, Ltd.                                          $ 14,450,490
 601,200 Axis Capital Holdings, Inc.                          17,140,212
1,174,200Chubb Corp. (b)                                     105,149,610
 760,900 Safeco Corp.                                         40,616,842
                                                            $177,357,154
         Reinsurance - 0.1 %
 305,531 Montpelier RE Holdings, Ltd. (b)                   $  7,592,445
         Total Insurance                                    $203,732,373
         Software & Services - 4.6 %
         Data Processing & Outsourced Services - 1.9 %
1,159,200Automatic Data Processing, Inc.                    $ 49,891,968
 576,100 Computer Sciences Corp. *                            27,255,291
 552,800 DST Systems, Inc. *                                  30,310,024
 551,250 Fiserv, Inc. *                                       25,285,838
                                                            $132,743,121
         Systems Software - 2.7 %
1,740,400Adobe Systems, Inc. (b)                            $ 51,950,940
3,386,400Microsoft Corp.                                      87,132,072
2,584,094Symantec Corp. *                                     58,555,570
                                                            $197,638,582
         Total Software & Services                          $330,381,703
         Technology Hardware & Equipment - 6.0 %
         Networking Equipment - 0.0 %
   8,300 Network Appliance, Inc. * (b)                      $    197,042
         Communications Equipment - 2.3 %
  34,500 Corning, Inc. *                                    $    666,885
4,458,561Motorola, Inc.                                       98,489,612
3,978,600Nokia Corp. (A.D.R.)                                 67,278,126
                                                            $166,434,623
         Computer Hardware - 2.7 %
  27,100 Apple Computer, Inc. *                             $  1,452,831
 441,100 Diebold, Inc. (b)                                    15,200,306
1,897,400Dell, Inc. *                                         64,891,080
2,726,211Hewlett-Packard Co.                                  79,605,361
  34,400 IBM Corp.                                             2,759,568
8,058,400Sun Microsystems, Inc. *                             31,588,928
                                                            $195,498,074
         Computer Storage & Peripherals - 0.1 %
 620,500 EMC Corp. *                                        $  8,029,270
         Electronic Equipment & Instruments - 0.0 %
  12,400 Agilent Technologies, Inc. *                       $    406,100
         Office Electronics - 0.9 %
1,243,900Canon, Inc. (A.D.R.) * (b)                         $ 67,494,014
         Total Technology Hardware & Equipment              $438,059,123
         Semiconductors - 3.3 %
         Semiconductor Equipment - 0.4 %
1,696,500Applied Materials, Inc.                            $ 28,772,640
         Semiconductors - 2.9 %
 493,435 Freescale Semiconductor, Inc. *                    $ 11,635,197
3,711,300Intel Corp.                                          91,483,545
   5,400 NVIDIA Corp. *                                          185,112
3,253,500Texas Instruments, Inc. (b)                         110,293,650
                                                            $213,597,504
         Total Semiconductors                               $242,370,144
         Telecommunication Services - 3.6 %
         Integrated Telecom Services - 3.6 %
 511,748 Alltel Corp.                                       $ 33,319,912
  13,300 AT&T Corp.                                              263,340
3,066,100BellSouth Corp.                                      80,638,430
 200,000 Century Telephone Enterprises, Inc.                   6,996,000
4,550,917SBC Communications, Inc. (b)                        109,085,480
1,026,306Verizon Communications, Inc. (b)                     33,549,943
                                                            $263,853,105
         Total Telecommunication Services                   $263,853,105
         Utilities - 1.7 %
         Electric Utilities - 0.7 %
   3,300 Ameren Corp.                                       $    176,517
 211,150 Exelon Corp.                                         11,283,856
   6,200 PG&E Corp.                                              243,350
1,212,400Southern Co.                                         43,355,424
                                                            $ 55,059,147
         Multi-Utilities - 0.8 %
 754,100 Consolidated Edison, Inc. (b)                      $ 36,611,556
 561,600 KeySpan Energy Corp. (b)                             20,655,648
                                                            $ 57,267,204
         Water Utilities - 0.2 %
 375,000 Aqua America, Inc.                                 $ 14,257,500
         Total Utilities                                    $126,583,851
         COMMON STOCKS
         (Cost   $4,350,189,200)                            $7,178,729,920
Principal
 Amount                                                         Value
         TEMPORARY CASH INVESTMENTS - 10.0 %
         Repurchase Agreement - 0.9 %
65,000,00UBS Warburg, Inc., 3.25%, dated 9/30/05, repurchase price of
         $65,000,000 plus accrued interest on 10/3/05 collateralized by
         $67,055,000 U.S Treasury Note, 2.375%, 8/15/06     $ 65,000,000
 Shares
         Security Lending Collateral - 9.1 %
657,432,0Security Lending Investment Fund, 3.63%            $657,432,097
         TOTAL TEMPORARY CASH INVESTMENTS
         (Cost   $722,432,097)                              $722,432,097

         TOTAL INVESTMENT IN SECURITIES - 108.9%
         (Cost   $5,072,626,297)                            $7,901,162,017

         OTHER ASSETS AND LIABILITIES - (8.9)%              $(642,021,789)

         TOTAL NET ASSETS - 100.0%                          $7,259,140,228

*        Non-income producing security

(A.D.R.) American Depositary Receipt

(a) At September 30, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $5,072,626,297 was as follows:

         Aggregate gross unrealized gain for all investments in which
         there is an excess of value over tax cost          $2,962,733,866

         Aggregate gross unrealized loss for all investments in which
         there is an excess of tax cost over value           (134,198,147)

         Net unrealized gain                                $2,828,535,720

(b)      At September 30, 2005, the following securities were out on loan:

Shares                        Security                       Market Value

 552,000 Adobe Systems, Inc.                                $ 16,447,200
  25,900 American Express Co.                                  1,487,696
 209,100 Bank of America Corp.                                 8,803,110
  59,700 Barnes & Noble, Inc.                                  2,250,690
 165,600 BHP Billiton, Ltd. (A.D.R.) *                         5,660,208
 277,300 Canon, Inc. (A.D.R.) *                               15,046,298
 442,300 Chubb Corp.                                          39,607,695
 242,000 Clorox Co.                                           13,440,680
 103,000 Consolidated Edison, Inc.                             5,000,650
  86,000 Diebold, Inc.                                         2,964,232
 468,000 First Horizon National Corp.                         17,011,800
3,768,600Ford Motor Corp.                                     37,158,396
 222,600 Gannett Co.                                          15,321,558
 214,000 General Mills, Inc.                                  10,314,800
 180,000 Hartford Financial Services Group, Inc.              13,890,600
 264,800 Inco, Ltd.                                           12,538,280
 325,000 KeySpan Energy Corp.                                 11,953,500
 193,400 Meadwestvaco Corp.                                    5,341,708
1,000,000Merrill Lynch & Co., Inc.                            61,350,000
  58,900 National City Corp.                                   1,969,616
   7,470 Network Appliance, Inc. *                               177,338
 858,600 Nordstrom, Inc.                                      29,467,152
  82,700 PPG Industries, Inc.                                  4,895,013
 578,600 Phelps Dodge Corp.                                   75,174,498
 400,000 SBC Communications, Inc.                              9,588,000
 320,600 State Street Corp.                                   15,683,752
1,236,200Sysco Corp.                                          38,779,594
 275,775 Teva Pharmaceutical Industries, Ltd.                  9,216,401
1,948,200Texas Instruments, Inc.                               6,604,980
 923,675 Verizon Communications, Inc.                         30,194,936
 175,000 Washington Mutual, Inc.                               6,863,500
 274,978 Montpelier RE Holdings, Ltd.                          6,833,203
 287,983 Weatherford Intl, Inc. *                             19,177,702
         Total                                                $   550,214,786




ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on an evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There was no significant change in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date November 28, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date November 28, 2005


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date November 28, 2005

* Print the name and title of each signing officer under his or her signature.